Income Taxes - Component of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic					$ (18,407)	$ (15,887)
Foreign operations					5,008	5,180
Income (loss) before income taxes	$ 39,574	$ 1,444	$ 70,323	$ (19,051)	$ (13,399)	$ (10,707)